Intangible assets (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Schedule of movement in intangible assets

Cost:	Software	Licences	Total
Balance, December 31, 2020	$—	$422,826	$422,826
Movement in exchange rates	—	(33,370)	(33,370)
Balance, December 31, 2021	$—	$389,456	$389,456
Acquisitions (note 4)	17,548	24,648,224	24,665,772
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	—	(350,670)	(350,670)
Movement in exchange rates	633	(23,522)	(22,889)
Balance, December 31, 2022	$18,181	$24,663,489	$24,681,670

Accumulated amortization:	Software	Licences	Total
Balance, December 31, 2020	$—	$101,420	$101,420
Amortization	—	38,766	38,766
Movement in exchange rates	—	(9,832)	(9,832)
Balance, December 31, 2021	$—	$130,354	$130,354
Amortization	7,550	2,464,822	2,472,372
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.	—	(140,268)	(140,268)
Movement in exchange rates	704	9,914	10,618
Balance, December 31, 2022	$8,254	$2,464,822	$2,473,076

Net book value	Software	Licences	Total
Balance, December 31, 2021	$—	$259,102	$259,102
Balance, December 31, 2022	$9,927	$22,198,667	$22,208,594

Cost:	Licences
Balance, December 31, 2019	$437,911
Movement in exchange rates	(15,085)
Balance, December 31, 2020	$422,826
Movement in exchange rates	(33,370)
Balance, December 31, 2021	$389,456

Accumulated depreciation	Licences
Balance, December 31, 2019	$63,202
Amortization	41,337
Movement in exchange rates	(3,119)
Balance, December 31, 2020	$101,420
Amortization	38,766
Movement in exchange rates	(9,832)
Balance, December 31, 2021	$130,354

Net book value	Licences
Balance, December 31, 2020	$321,406
Balance, December 31, 2021	$259,102